                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number  811-1629
                                   ------------


                       RIVERSOURCE DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

  Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS

  RIVERSOURCE(SM)
  DISCIPLINED SMALL AND MID CAP EQUITY FUND

------------------------------------------------------------------------------

  ANNUAL REPORT FOR
  THE PERIOD ENDED
  JULY 31, 2006

> RIVERSOURCE DISCIPLINED SMALL
  AND MID CAP EQUITY FUND
  SEEKS TO PROVIDE SHAREHOLDERS
  WITH LONG-TERM CAPITAL GROWTH.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Questions & Answers with Portfolio Management ..........................    5

Investments in Securities ..............................................    8

Financial Statements ...................................................   15

Notes to Financial Statements ..........................................   18

Report of Independent Registered Public Accounting Firm ................   32

Fund Expenses Example ..................................................   33

Board Members and Officers .............................................   35

Approval of Investment Management Services Agreement ...................   38

Proxy Voting ...........................................................   39


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2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap Equity Fund seeks to provide shareholders with long-term capital growth. The Fund's managers utilize computer-based quantitative models to purchase small and mid cap stocks that they believe are undervalued or have the potential for significant price appreciation at the time of investment. The team manages risk on many dimensions in an effort to minimize volatility and maximize risk-adjusted returns.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Financials                              25.9%
Consumer Discretionary                  17.5%
Industrials                             14.9%
Information Technology                  13.4%        [PIE CHART]
Health Care                              7.9%
Materials                                6.8%
Other(1)                                13.6%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Consumer Staples 4.1%, Energy 4.0%, Utilities 3.3% and Telecommunication Services 2.2%.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Old Republic Intl                                  1.1%
King Pharmaceuticals                               1.1
NII Holdings                                       0.9
Transatlantic Holdings                             0.9
Akamai Technologies                                0.9
PMI Group                                          0.9
Radian Group                                       0.9
United States Steel                                0.8
First Horizon Natl                                 0.8
Watson Pharmaceuticals                             0.8

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 3

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[Chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH
                    LARGE
         X         MEDIUM SIZE
         X          SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products involve risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

                                            YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                           13
Gina Mourtzinou, Ph.D.                              10

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                 TICKER SYMBOL     INCEPTION DATE
Class A                               --                5/18/06
Class B                               --                5/18/06
Class C                               --                5/18/06
Class I                               --                5/18/06
Class Y                               --                5/18/06

Total net assets                                   $9.4 million

Number of holdings                                          310


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4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Disciplined Small and Mid Cap Equity Fund began operations on May 18, 2006. Below, Portfolio Managers Dimitris Bertsimas and Gina Mourtzinou discuss RiverSource Disciplined Small and Mid Cap Equity Fund's positioning and results for the period since the Fund's inception on May 18, 2006 through July 31, 2006.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund's underperformance resulted from the performance of the three quantitative investment models -- momentum, value and quality-adjusted value --we employ in selecting stocks for the Fund's portfolio.

            The momentum model singles out groups of companies that appear to be having improving prospects based on the pattern of stock returns observed over history.

            The value model selects undervalued stocks based on proprietary estimates of future corporate earnings.

            The quality-adjusted value model selects undervalued securities by adjusting the valuations of stocks to take into account each stock's historical earnings stability and debt load.

      Under the Fund's investment process, the three models choose the small- and mid-cap stocks for the portfolio. We then weight the models and determine the exposure to sectors and industries. During the reporting period, the value and quality-adjusted value models outperformed the Russell 2500 Index, but not enough to offset the underperformance of the momentum model. While the Fund may experience underperformance in the short term, our research has established that the style diversification provided by the three very different quantitative models is a significant investment advantage, which may lead to long-term overperformance.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 5

QUESTIONS & ANSWERS

      In managing risk associated with small- and mid-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to reduce the expected risk of the portfolio and to avoid large deviations from the Russell 2500 Index.

      During the period, the Fund had greater-than-Russell 2500 Index positions in financials, consumer discretionary, consumer staples and telecommunication services. The Fund had less exposure than the Russell 2500 Index to health care, information technology, utilities and energy. Overall, sector allocation had a rather neutral effect on the Fund's performance since its inception through July 31.

      Because of our investment process, most of the Fund's underperformance resulted from stock selection, particularly in financials, industrials and information technology. Among individual holdings, stocks that detracted from the Fund's results included construction and mining machinery manufacturer Joy Global, Internet connectivity services developer Redback Networks, electronic components services company Plexus, and building and construction products manufacturer USG.

      On the positive side, those individual stocks that contributed to the Fund's return included Internet infrastructure software provider Akamai Technologies, computer services company Reynolds & Reynolds, marine transport charter Overseas Shipholding Group, enterprise software and services provider SYNNEX, and therapeutics developer BioMarin Pharmaceutical.


------------------------------------------------------------------------------

6 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund's portfolio during the period?

A: Given the Fund's inception in May of this year, it was not a matter of making changes during the reporting period but rather of building the portfolio using our three quantitative models to select stocks for the portfolio. Any changes in the portfolio's sector allocation during the period were modest and were the direct result of stock selection.

------------------------------------------------------------------------------

      WE BELIEVE OUR COMBINATION OF STYLE DIVERSIFICATION AND RIGOROUS RISK CONTROL WILL ALLOW US TO MAINTAIN THE HIGH QUALITY OF THE FUND'S PORTFOLIO IN WHATEVER MARKET CONDITIONS LIE AHEAD.

------------------------------------------------------------------------------

Q:    How do you intend to manage the Fund in the coming months?

A: We hold a positive view of the U.S. equity market. We believe our use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the diversified portfolio is well-positioned for any potential market conditions.

      Whether there is a surge in small- and mid-cap stocks or a downturn, the combination of models should help us deliver value relative to the Russell 2500 Index over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolio. We believe our combination of style diversification and rigorous risk control will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 7

INVESTMENTS IN SECURITIES

JULY 31, 2006
(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
AEROSPACE & DEFENSE (0.2%)
Ceradyne                                                      401(b)   $ 19,605
-------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
EGL                                                           564(b)     24,765
-------------------------------------------------------------------------------

AIRLINES (0.1%)
AirTran Holdings                                              750(b)      9,405
-------------------------------------------------------------------------------

AUTO COMPONENTS (2.5%)
American Axle & Mfg Holdings                                2,035        33,333
ArvinMeritor                                                2,201        36,228
Autoliv                                                       733(c)     41,173
BorgWarner                                                    719        43,140
Cooper Tire & Rubber                                        2,640        26,374
Lear                                                        1,457        32,884
Superior Inds Intl                                            576        10,489
TRW Automotive Holdings                                       365(b)      9,454
                                                                       --------
Total                                                                   233,075
-------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Thor Inds                                                     462        19,792
-------------------------------------------------------------------------------

BEVERAGES (0.6%)
Hansen Natural                                              1,192(b)     54,820
-------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Alkermes                                                      570(b)      9,781
Amylin Pharmaceuticals                                        526(b)     25,669
BioMarin Pharmaceutical                                     3,845(b)     56,176
Myogen                                                        690(b)     21,293
Vertex Pharmaceuticals                                        958(b)     32,112
                                                                       --------
Total                                                                   145,031
-------------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Ameron Intl                                                   205        11,548
NCI Building Systems                                          213(b)      9,956
USG                                                         1,105(b)     51,227
                                                                       --------
Total                                                                    72,731
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
CAPITAL MARKETS (2.8%)
AG Edwards                                                    357      $ 19,264
American Capital Strategies                                 1,509        52,815
Investment Technology Group                                   896(b)     45,123
Janus Capital Group                                         1,517        24,560
Jefferies Group                                             1,020        26,500
Knight Capital Group Cl A                                   1,134(b)     18,756
LaBranche & Co                                              1,347(b)     13,308
Piper Jaffray Companies                                       426(b)     21,807
Raymond James Financial                                     1,270        36,906
                                                                       --------
Total                                                                   259,039
-------------------------------------------------------------------------------

CHEMICALS (2.3%)
Airgas                                                        482        17,473
Ashland                                                       959        63,782
Cytec Inds                                                    348        18,587
Eastman Chemical                                              200         9,926
NewMarket                                                     415        20,659
OM Group                                                      586(b)     20,580
RPM Intl                                                      943        17,672
Sensient Technologies                                       2,124        42,353
WR Grace & Co                                                 719(b)      6,586
                                                                       --------
Total                                                                   217,618
-------------------------------------------------------------------------------

COMMERCIAL BANKS (5.1%)
BancorpSouth                                                1,348        36,868
BOK Financial                                                 222        11,417
Chemical Financial                                          1,104        33,793
Chittenden                                                  1,737        49,019
Citizens Banking                                              552        14,015
City Natl                                                     427        28,485
Commerce Bancshares                                           671        34,140
First BanCorp                                               4,044(c)     38,378
First Horizon Natl                                          1,797        75,295
FirstMerit                                                  2,009        44,037
Fulton Financial                                            1,277        21,134
Intl Bancshares                                               429        12,428
TCF Financial                                                 867        23,331

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

8 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
COMMERCIAL BANKS (CONT.)
Trustmark                                                   1,398      $ 44,331
Whitney Holding                                               422        15,230
                                                                       --------
Total                                                                   481,901
-------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.8%)
Allied Waste Inds                                           1,594(b)     16,195
Banta                                                         917        32,398
Brink's                                                       231        12,726
Deluxe                                                      3,155        53,634
IKON Office Solutions                                       1,451        20,038
Monster Worldwide                                           1,299(b)     51,960
NCO Group                                                     510(b)     13,490
United Stationers                                             321(b)     15,784
Viad                                                        1,337        43,426
                                                                       --------
Total                                                                   259,651
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
Black Box                                                     271        11,141
CIENA                                                       5,850(b)     21,236
CommScope                                                     390(b)     12,180
F5 Networks                                                   466(b)     21,594
Finisar                                                     5,941(b)     16,635
JDS Uniphase                                                3,632(b)      7,736
Redback Networks                                            3,772(b)     58,315
Tellabs                                                     3,805(b)     35,767
                                                                       --------
Total                                                                   184,604
-------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Diebold                                                       330        13,332
Palm                                                          785(b)     11,704
                                                                       --------
Total                                                                    25,036
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group                                                   396(b)     20,401
Perini                                                        425(b)      9,614
Shaw Group                                                    494(b)     10,221
                                                                       --------
Total                                                                    40,236
-------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Eagle Materials                                               634        22,799
-------------------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
Advance America Cash Advance Centers                          721         9,604
AmeriCredit                                                 1,318(b)     32,409
Cash America Intl                                             388        13,289
Credit Acceptance                                             548(b)     14,747

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
CONSUMER FINANCE (CONT.)
First Cash Financial Services                                 787(b)   $ 14,977
First Marblehead                                              423        19,373
                                                                       --------
Total                                                                   104,399
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Owens-Illinois                                                632(b)      9,562
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Leucadia Natl                                               1,386        38,157
NASDAQ Stock Market                                           466(b)     12,829
                                                                       --------
Total                                                                    50,986
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
CenturyTel                                                    650        25,070
Time Warner Telecom Cl A                                      957(b)     16,030
                                                                       --------
Total                                                                    41,100
-------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allete                                                      1,299        60,300
Duquesne Light Holdings                                       607        11,818
Great Plains Energy                                         1,237        36,281
Northeast Utilities                                         1,983        44,419
                                                                       --------
Total                                                                   152,818
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Acuity Brands                                                 481        21,034
Encore Wire                                                   435(b)     15,438
General Cable                                                 636(b)     22,705
Genlyte Group                                                 582(b)     40,478
Regal-Beloit                                                  518        20,591
Thomas & Betts                                                419(b)     19,831
                                                                       --------
Total                                                                   140,077
-------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.5%)
Brightpoint                                                 1,040(b)     15,257
Daktronics                                                  1,169        32,896
Ingram Micro Cl A                                             626(b)     11,036
Plexus                                                      1,567(b)     39,050
Rofin-Sinar Technologies                                      333(b)     17,925
SYNNEX                                                      2,760(b)     56,801
Tech Data                                                   1,305(b)     48,520
Technitrol                                                  2,316        57,390
Tektronix                                                   1,985        54,131
                                                                       --------
Total                                                                   333,006
-------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 9

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
ENERGY EQUIPMENT & SERVICES (1.5%)
FMC Technologies                                              572(b)   $ 36,046
Maverick Tube                                                 402(b)     25,644
NS Group                                                      415(b)     20,991
RPC                                                           817        18,791
Superior Energy Services                                      359(b)     12,296
TETRA Technologies                                            882(b)     25,234
                                                                       --------
Total                                                                   139,002
-------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
Andersons                                                     454        16,971
BJ's Wholesale Club                                           631(b)     17,971
Ruddick                                                       849        20,784
SUPERVALU                                                   2,304        62,460
Weis Markets                                                  776        30,761
                                                                       --------
Total                                                                   148,947
-------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Lancaster Colony                                              884        33,874
Pilgrim's Pride                                             1,055        26,966
Seaboard                                                       17        19,380
Smithfield Foods                                              819(b)     23,301
                                                                       --------
Total                                                                   103,521
-------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Nicor                                                         453        19,850
Peoples Energy                                                312        13,170
                                                                       --------
Total                                                                    33,020
-------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Hillenbrand Inds                                              325        16,140
Hologic                                                     1,019(b)     45,763
Intuitive Surgical                                            461(b)     43,887
                                                                       --------
Total                                                                   105,790
-------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
AMERIGROUP                                                  2,446(b)     71,179
HealthExtras                                                  871(b)     22,611
Molina Healthcare                                           2,005(b)     66,446
Tenet Healthcare                                            2,948(b)     17,452
                                                                       --------
Total                                                                   177,688
-------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Bob Evans Farms                                               613        16,882
Choice Hotels Intl                                            296        12,616
Krispy Kreme Doughnuts                                      1,254(b)     10,621
OSI Restaurant Partners                                       248         7,165
Papa John's Intl                                              384(b)     12,342

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Ruby Tuesday                                                  388      $  8,520
Ryan's Restaurant Group                                     1,342(b)     21,150
                                                                       --------
Total                                                                    89,296
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES (4.3%)
Beazer Homes USA                                              917        38,230
Blyth                                                       1,648        28,791
Ethan Allen Interiors                                         630        23,512
Furniture Brands Intl                                       1,074        21,544
Hovnanian Enterprises Cl A                                    948(b)     25,966
KB HOME                                                       526        22,366
La-Z-Boy                                                      953        12,151
M/I Homes                                                     658        21,201
MDC Holdings                                                  737        32,155
Meritage Homes                                                198(b)      7,676
NVR                                                            43(b)     21,285
Ryland Group                                                  744        30,392
Standard-Pacific                                            1,485        33,160
Technical Olympic USA                                       2,220        26,507
Toll Brothers                                               1,499(b)     38,329
WCI Communities                                             1,493(b)     23,455
                                                                       --------
Total                                                                   406,720
-------------------------------------------------------------------------------

INSURANCE (6.1%)
American Natl Insurance                                       215        24,645
AmerUs Group                                                  625        41,931
Commerce Group                                              1,314        39,696
Conseco                                                     2,638(b)     60,147
Erie Indemnity Cl A                                           559        27,698
First American                                                611        22,613
LandAmerica Financial Group                                   383        24,447
Mercury General                                               739        40,778
Old Republic Intl                                           4,781       101,693
Protective Life                                             1,226        56,776
Reinsurance Group of America                                  576        28,552
StanCorp Financial Group                                      890        38,350
Transatlantic Holdings                                      1,371        80,479
                                                                       --------
Total                                                                   587,805
-------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
Akamai Technologies                                         2,023(b)     80,171
Bankrate                                                      511(b)     15,376
                                                                       --------
Total                                                                    95,547
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

10 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
IT SERVICES (2.7%)
Alliance Data Systems                                         193(b)   $  9,905
BISYS Group                                                 2,872(b)     35,268
Convergys                                                   2,852(b)     54,416
Iron Mountain                                                 279(b)     11,439
MoneyGram Intl                                              2,119        64,948
Perot Systems Cl A                                          4,045(b)     53,879
Sabre Holdings Cl A                                           759        15,711
Unisys                                                      2,384(b)     12,206
                                                                       --------
Total                                                                   257,772
-------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Brunswick                                                     598        17,683
Callaway Golf                                               2,160        27,324
JAKKS Pacific                                               1,025(b)     16,902
                                                                       --------
Total                                                                    61,909
-------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Albany Molecular Research                                   7,615(b)     68,535
-------------------------------------------------------------------------------

MACHINERY (5.4%)
AGCO                                                          748(b)     17,174
Bucyrus Intl Cl A                                             768        37,409
Crane                                                         708        27,187
Cummins                                                       350        40,950
Flowserve                                                     740(b)     38,332
Gardner Denver                                              1,522(b)     52,738
JLG Inds                                                    1,330        24,073
Joy Global                                                  1,295        48,588
Lincoln Electric Holdings                                     731        41,945
Manitowoc                                                   1,280        50,253
Nordson                                                       290        13,195
SPX                                                           648        35,413
Terex                                                       1,314(b)     58,921
Trinity Inds                                                  996        33,286
                                                                       --------
Total                                                                   519,464
-------------------------------------------------------------------------------

MARINE (0.6%)
Kirby                                                       1,739(b)     55,839
-------------------------------------------------------------------------------

MEDIA (0.4%)
Discovery Holding Cl A                                        890(b)     11,855
New York Times Cl A                                         1,304        28,909
                                                                       --------
Total                                                                    40,764
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
METALS & MINING (3.9%)
Aleris Intl                                                   279(b)   $ 11,422
Allegheny Technologies                                        851        54,369
Carpenter Technology                                          279        27,454
Century Aluminum                                              350(b)     10,805
Commercial Metals                                           2,040        46,288
Metal Management                                              359        10,224
Oregon Steel Mills                                            394(b)     18,219
Reliance Steel & Aluminum                                   1,206        43,235
Ryerson                                                       413        11,172
Stillwater Mining                                           1,404(b)     16,371
Titanium Metals                                             1,263(b)     36,425
United States Steel                                         1,222        77,071
                                                                       --------
Total                                                                   363,055
-------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dollar Tree Stores                                            965(b)     25,669
Family Dollar Stores                                          834        18,948
                                                                       --------
Total                                                                    44,617
-------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Aquila                                                      2,945(b)     13,076
CenterPoint Energy                                          3,375        46,372
CMS Energy                                                  1,215(b)     17,022
MDU Resources Group                                           431        10,612
TECO Energy                                                 2,132        33,984
                                                                       --------
Total                                                                   121,066
-------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Atlas America                                                 218(b)      9,888
ATP Oil & Gas                                                 373(b)     15,330
Cimarex Energy                                                594        24,253
Helix Energy Solutions Group                                  642(b)     25,032
Houston Exploration                                           315(b)     20,116
Overseas Shipholding Group                                    733        47,198
Parallel Petroleum                                            440(b)     10,982
Pogo Producing                                                483        21,382
Stone Energy                                                  906(b)     42,356
Tesoro                                                        145        10,846
                                                                       --------
Total                                                                   227,383
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Louisiana-Pacific                                             405         8,100
-------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                                          483(b)     14,263
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
PHARMACEUTICALS (2.5%)
Andrx                                                       2,077(b)   $ 49,536
King Pharmaceuticals                                        5,746(b)     97,797
Mylan Laboratories                                            471        10,343
Watson Pharmaceuticals                                      3,264(b)     73,081
                                                                       --------
Total                                                                   230,757
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITs) (4.7%)
American Home Mtge Investment                                 668        23,327
Annaly Capital Management                                   5,451        69,827
Corporate Office Properties Trust                             331        14,895
IMPAC Mtge Holdings                                         3,359        36,176
iStar Financial                                             1,184        47,076
Kilroy Realty                                                 311        22,980
MFA Mtge Investments                                        4,475        30,699
New Century Financial                                         938        40,953
Newcastle Investment                                          421        10,815
RAIT Investment Trust                                         458        12,948
Redwood Trust                                                 418        19,888
Saxon Capital                                               2,662        30,107
SL Green Realty                                               289        33,033
Thornburg Mtge                                              2,007        51,379
                                                                       --------
Total                                                                   444,103
-------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Jones Lang LaSalle                                            319        26,062
-------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Amerco                                                        279(b)     24,608
Arkansas Best                                                 759        33,722
Genesee & Wyoming Cl A                                        411(b)     10,813
Ryder System                                                  532        26,813
Werner Enterprises                                          1,117        20,106
YRC Worldwide                                               1,174(b)     46,702
                                                                       --------
Total                                                                   162,764
-------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Atmel                                                       3,271(b)     15,668
MEMC Electronic Materials                                   1,347(b)     40,975
Microsemi                                                     399(b)     10,095
OmniVision Technologies                                       973(b)     18,487
Rambus                                                      1,128(b)     19,887
SiRF Technology Holdings                                      327(b)      6,246
                                                                       --------
Total                                                                   111,358
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
SOFTWARE (2.4%)
ANSYS                                                       1,403(b)   $ 64,384
Citrix Systems                                                804(b)     25,543
Nuance Communications                                       2,723(b)     25,215
Reynolds & Reynolds Cl A                                    2,063        73,009
Salesforce.com                                                711(b)     18,273
Synopsys                                                      869(b)     15,555
                                                                       --------
Total                                                                   221,979
-------------------------------------------------------------------------------

SPECIALTY RETAIL (5.3%)
American Eagle Outfitters                                     355        11,665
AutoNation                                                  2,714(b)     53,466
Blockbuster Cl A                                            7,245(b)     29,632
Borders Group                                               1,850        35,169
Claire's Stores                                               470        11,764
Dress Barn                                                    807(b)     17,415
Foot Locker                                                 1,327        36,055
Group 1 Automotive                                            616        37,773
GUESS?                                                        372(b)     15,847
Lithia Motors Cl A                                            486        13,695
Pantry                                                        249(b)     12,273
Payless ShoeSource                                            452(b)     11,698
Pier 1 Imports                                              1,647        11,200
RadioShack                                                  2,946        47,637
Rent-A-Center                                               1,468(b)     39,533
Sonic Automotive                                            1,267        29,141
Talbots                                                     1,449        29,893
Zale                                                        2,243(b)     57,444
                                                                       --------
Total                                                                   501,300
-------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
Brown Shoe                                                    423        13,697
Columbia Sportswear                                           469(b)     23,319
Jones Apparel Group                                         2,341        69,294
Kellwood                                                      356         9,416
Liz Claiborne                                               2,044        72,255
Russell                                                       548         9,869
Steven Madden                                                 433        14,488
                                                                       --------
Total                                                                   212,338
-------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (4.5%)
Accredited Home Lenders Holding                               450(b)     20,399
Astoria Financial                                           1,115        33,171
Doral Financial                                             4,228(c)     21,647
Downey Financial                                              135         8,957
Flagstar Bancorp                                            1,742        25,364
Fremont General                                               946        16,792

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES     VALUE(a)
THRIFTS & MORTGAGE FINANCE (CONT.)
IndyMac Bancorp                                               753      $ 31,814
PMI Group                                                   1,859        78,934
Radian Group                                                1,280        78,758
Triad Guaranty                                                717(b)     35,764
W Holding                                                   5,463(c)     28,790
Washington Federal                                            952        21,296
Webster Financial                                             370        17,449
                                                                       --------
Total                                                                   419,135
-------------------------------------------------------------------------------

TOBACCO (0.6%)
Universal                                                   1,476        52,132
-------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
United Rentals                                              1,021(b)     28,506
WESCO Intl                                                    633(b)     36,873
                                                                       --------
Total                                                                    65,379
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                      SHARES   VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
American Tower Cl A                                         1,623(b) $   54,857
NII Holdings                                                1,636(b)     86,348
SBA Communications Cl A                                       711(b)     16,979
                                                                     ----------
Total                                                                   158,184
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $10,156,637)                                                  $9,177,650
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,156,637)(d)                                               $9,177,650
===============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 13

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 1.4% of net assets.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was $10,157,050 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $   155,563
      Unrealized depreciation                                      (1,134,963)
      ------------------------------------------------------------------------
      Net unrealized depreciation                                 $  (979,400)
      ------------------------------------------------------------------------

      At July 31, 2006, $3,375 was pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell Mini, Sept. 2006                                             1
      S&P Mid 400 E-Mini, Sept. 2006                                       1

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

14 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $10,156,637)                                                             $  9,177,650
Cash in bank on demand deposit                                                                    251,324
Capital shares receivable                                                                          14,287
Dividends and accrued interest receivable                                                           2,795
Margin deposits on futures contracts (Note 5)                                                       3,375
----------------------------------------------------------------------------------------------------------
Total assets                                                                                    9,449,431
----------------------------------------------------------------------------------------------------------

LIABILITIES

Accrued investment management services fee                                                            541
Accrued distribution fee                                                                              194
Accrued transfer agency fee                                                                             9
Accrued administrative services fee                                                                    46
Other accrued expenses                                                                             34,717
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  35,507
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                           $  9,413,924
==========================================================================================================

REPRESENTED BY

Capital stock -- $.01 par value (Note 1)                                                     $     10,522
Additional paid-in capital                                                                     10,464,850
Undistributed net investment income                                                                11,445
Accumulated net realized gain (loss) (Note 7)                                                     (98,078)
Unrealized appreciation (depreciation) on investments (Note 5)                                   (974,815)
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                                             $  9,413,924
==========================================================================================================
Net assets applicable to outstanding shares:                    Class A                      $  9,296,475
                                                                Class B                      $     37,166
                                                                Class C                      $      8,931
                                                                Class I                      $     60,937
                                                                Class Y                      $     10,415
Net asset value per share of outstanding capital stock:         Class A shares   1,039,096   $       8.95
                                                                Class B shares       4,160   $       8.93
                                                                Class C shares       1,000   $       8.93
                                                                Class I shares       6,809   $       8.95
                                                                Class Y shares       1,164   $       8.95
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 15

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM MAY 18, 2006* TO JULY 31, 2006

INVESTMENT INCOME

Income:

Dividends                                                                                    $     23,871
Interest                                                                                              394
   Less foreign taxes withheld                                                                        (54)
----------------------------------------------------------------------------------------------------------
Total income                                                                                       24,211
----------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                 13,335
Distribution fee
   Class A                                                                                          4,723
   Class B                                                                                             45
   Class C                                                                                             19
Transfer agency fee                                                                                   108
Incremental transfer agency fee
   Class A                                                                                              9
   Class B                                                                                              3
   Class C                                                                                              1
Service fee -- Class Y                                                                                  2
Administrative services fees and expenses                                                           1,143
Custodian fees                                                                                      6,290
Printing and postage                                                                                8,140
Registration fees                                                                                  56,990
Audit fees                                                                                         20,000
Other                                                                                                 370
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                    111,178
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)               (87,065)
----------------------------------------------------------------------------------------------------------
                                                                                                   24,113
   Earnings and bank fee credits on cash balances (Note 2)                                           (148)
----------------------------------------------------------------------------------------------------------
Total net expenses                                                                                 23,965
----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                       246
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET

Net realized gain (loss) on:
   Security transactions (Note 3)                                                                (105,277)
   Futures contracts                                                                                6,294
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                           (98,983)
Net change in unrealized appreciation (depreciation) on investments                              (444,386)
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                   (543,369)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $   (543,123)
==========================================================================================================

*     When shares became publicly available.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

16 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM MAY 18, 2006* TO JULY 31, 2006

OPERATIONS
Investment income (loss) -- net                                                              $        246
Net realized gain (loss) on investments                                                           (98,983)
Net change in unrealized appreciation (depreciation) on investments                              (444,386)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                  (543,123)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales
   Class A shares (Note 2)                                                                        394,182
   Class B shares                                                                                  46,663
   Class I shares                                                                                  45,117
   Class Y shares                                                                                   1,500
Payments for redemptions
   Class B shares (Note 2)                                                                        (17,521)
   Class I shares                                                                                  (1,927)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                                 468,014
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                           (75,109)
Net assets at beginning of period (Note 1)                                                      9,489,033**
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                  $  9,413,924
===========================================================================================================
Undistributed net investment income                                                          $     11,445
-----------------------------------------------------------------------------------------------------------

*     When shares became publicly available.

** Initial capital of $10,012,040 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $523,007 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index at the time of investment. On May 11, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $10,012,040* in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 2,204** shares for Class I and 1,000 shares for Class Y), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on May 18, 2006.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial and the affiliated funds-of-funds owned 100% of Class I shares, which represents 0.65% of the Fund's net assets.

At July 31, 2006, Ameriprise Financial and the affiliated funds-of-funds owned approximately 96% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

 *    Includes $12,040 invested by the RiverSource Retirement Plus Funds.

**    Includes 1,204 shares purchased by the RiverSource Retirement Plus
      Funds.


------------------------------------------------------------------------------

18 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised,


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 19 the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

20 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $3,777 and accumulated net realized loss has been decreased by $905 resulting in a net reclassification adjustment to decrease paid-in capital by $4,682.

The tax character of distributions paid for the period indicated is as follows:

FOR THE PERIOD FROM MAY 18, 2006* TO JULY 31, 2006
------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income .............................................      $  --
      Long-term capital gain ......................................         --

CLASS B
Distributions paid from:
      Ordinary income .............................................         --
      Long-term capital gain ......................................         --

CLASS C
Distributions paid from:
      Ordinary income .............................................         --
      Long-term capital gain ......................................         --

CLASS I
Distributions paid from:
      Ordinary income .............................................         --
      Long-term capital gain ......................................         --

CLASS Y
Distributions paid from:
      Ordinary income .............................................         --
      Long-term capital gain ......................................         --

*     When shares became publicly available.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 21

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...................................   $   11,077
Accumulated long-term gain (loss) ...............................   $  (93,125)
Unrealized appreciation (depreciation) ..........................   $ (979,400)

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero.


------------------------------------------------------------------------------

22 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $ 19.50

o     Class B $ 20.50

o     Class C $ 20.00

o     Class Y $ 17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,760 for Class A for the period ended July 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 23

For the period ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.26% for Class A, 2.07% for Class B, 2.04% for Class C, 1.01% for Class I and 1.12% for Class Y. Of these waived fees and expenses, the management fees waived for at the Fund level were $87,065. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses before giving effect to any performance incentive adjustment, will not exceed 1.36% for Class A, 2.13% for Class B, 2.13% for Class C, 1.01% for Class I and 1.19% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $148 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,765,411 and $1,309,320, respectively, for the period from May 18, 2006 (when shares became publicly available) to July 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from May 18, 2006* to July 31, 2006 are as follows:

                              CLASS A    CLASS B   CLASS C   CLASS I   CLASS Y
------------------------------------------------------------------------------
Sold                           43,096      5,146      --       4,815     164
Issued for reinvested
   distributions                   --         --      --          --      --
Redeemed                           --     (1,986)     --        (210)     --
------------------------------------------------------------------------------
Net increase (decrease)        43,096      3,160      --       4,605     164
------------------------------------------------------------------------------

*     When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, $3,375 was held in a margin deposit account as collateral to cover initial margin deposits on two open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $145,100 with a net unrealized gain of $4,172. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

24 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2006.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $93,125 at July 31, 2006, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 25

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

26 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006(b)
Net asset value, beginning of period                                  $   9.48
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                         (.53)
-----------------------------------------------------------------------------------
Net asset value, end of period                                        $   8.95
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $      9
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                      1.26%(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets          .01%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   14%
-----------------------------------------------------------------------------------
Total return(f)                                                          (5.59%)(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 5.83% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 27

CLASS B

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006(b)
Net asset value, beginning of period                               $      9.48
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (.01)
Net gains (losses) (both realized and unrealized)                         (.54)
-----------------------------------------------------------------------------------
Total from investment operations                                          (.55)
-----------------------------------------------------------------------------------
Net asset value, end of period                                     $      8.93
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        --
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                      2.07%(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         (.37%)(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   14%
-----------------------------------------------------------------------------------
Total return(f)                                                          (5.80%)(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 6.64% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

28 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

CLASS C

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006(b)
Net asset value, beginning of period                               $      9.48
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (.01)
Net gains (losses) (both realized and unrealized)                         (.54)
-----------------------------------------------------------------------------------
Total from investment operations                                          (.55)
-----------------------------------------------------------------------------------
Net asset value, end of period                                     $      8.93
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        --
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                      2.04%(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         (.78%)(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   14%
-----------------------------------------------------------------------------------
Total return(f)                                                          (5.80%)(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 6.61% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 29

CLASS I

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006(b)
Net asset value, beginning of period                               $      9.48
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                         (.53)
-----------------------------------------------------------------------------------
Net asset value, end of period                                     $      8.95
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        --
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                      1.01%(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets          .19%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   14%
-----------------------------------------------------------------------------------
Total return(f)                                                          (5.59%)(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 5.58% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

30 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

CLASS Y

-----------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006(b)
Net asset value, beginning of period                               $      9.48
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                         (.53)
-----------------------------------------------------------------------------------
Net asset value, end of period                                     $      8.95
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        --
-----------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                      1.12%(e)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets          .21%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   14%
-----------------------------------------------------------------------------------
Total return(f)                                                          (5.59%)(g)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 5.69% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE DIMENSIONS SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Disciplined Small and Mid Cap Equity Fund (a series of RiverSource Dimensions Series, Inc.) as of July 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the period from May 18, 2006 (when shares became publicly available) to July 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Disciplined Small and Mid Cap Equity Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
September 20, 2006


------------------------------------------------------------------------------

32 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 33

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 FEB. 1, 2006    JULY 31, 2006   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
   Actual(b)                            N/A               N/A           N/A             N/A
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,018.55       $  6.31            1.26%
----------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------
   Actual(b)                            N/A               N/A           N/A             N/A
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,014.53       $ 10.34            2.07%
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
   Actual(b)                            N/A               N/A           N/A             N/A
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,014.68       $ 10.19            2.04%
----------------------------------------------------------------------------------------------
Class I
----------------------------------------------------------------------------------------------
   Actual(b)                            N/A               N/A           N/A             N/A
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,019.79       $  5.06            1.01%
----------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------
   Actual(b)                            N/A               N/A           N/A             N/A
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,019.24       $  5.61            1.12%
----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is May 18, 2006.


------------------------------------------------------------------------------

34 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND       PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE   DURING PAST FIVE YEARS               DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member        Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006          Court, 1998-2005
Minneapolis, MN 55402
Age 52
------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member        Chair, Board Services Corporation
901 S. Marquette Ave.    since 1999          (provides administrative services
Minneapolis, MN 55402                        to boards); former Governor
Age 71                                       of Minnesota
------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member        Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004          Management, Bentley College;
Minneapolis, MN 55402                        former Dean, McCallum Graduate
Age 55                                       School of Business, Bentley
                                             College
------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member        Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 71
------------------------------------------------------------------------------------------------------------
Jeffrey Laikind          Board member        Former Managing Director,            American Progressive
901 S. Marquette Ave.    since 2005          Shikiar Asset Management             Insurance
Minneapolis, MN 55402
Age 70
------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member        President Emeritus and               Valmont Industries, Inc.
901 S. Marquette Ave.    since 2002          Professor of Economics,              (manufactures irrigation
Minneapolis, MN 55402                        Carleton College                     systems)
Age 67
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 35

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND       PRINCIPAL OCCUPATION                  OTHER
AGE                      LENGTH OF SERVICE   DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member        Director, Enterprise Asset            Strategic Distribution,
901 S. Marquette Ave.    since 2004          Management, Inc. (private real        Inc. (transportation,
Minneapolis, MN 55402                        estate and asset management           distribution and logistics
Age 54                                       company)                              consultants)
------------------------------------------------------------------------------------------------------------
Vikki L. Pryor           Board member        President and Chief Executive
901 S. Marquette Ave.    since 2006          Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                        Insurance Company, Inc. since 1999
Age 53
------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member        Chief Executive Officer, RiboNovix,   Hybridon, Inc.
901 S. Marquette Ave.    since 2002          Inc. since 2003 (biotechnology);      (biotechnology);
Minneapolis, MN 55402                        former President, Forester Biotech    American Healthways,
Age 62                                                                             Inc. (health management
                                                                                   programs)
------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND       PRINCIPAL OCCUPATION                  OTHER
AGE                      LENGTH OF SERVICE   DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
William F. Truscott**    Board member        President, Ameriprise Certificate
53600 Ameriprise         since 2001,         Company since 2006; President -
Financial Center         Vice President      U.S. Asset Management and Chief
Minneapolis, MN 55474    since 2002,         Investment Officer, Ameriprise
Age 46                   Acting President    Financial, Inc. and President,
                         since 2006          Chairman of the Board and Chief
                                             Investment Officer, RiverSource
                                             Investments, LLC since 2005; Senior
                                             Vice President - Chief Investment
                                             Officer, Ameriprise Financial,
                                             Inc. and Chairman of the Board and
                                             Chief Investment Officer,
                                             RiverSource Investments, LLC,
                                             2001-2005
------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


------------------------------------------------------------------------------

36 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND       PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE   DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer           Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise           since 2002          Inc., since 2002; Vice President - Finance, American Express
Financial Center                             Company, 2000-2002
Minneapolis, MN 55474
Age 51
------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President      Executive Vice President - Equity and Fixed Income,
172 Ameriprise           since 2004          Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                             since 2006; Vice President - Investments, Ameriprise
Minneapolis, MN 55474                        Certificate Company since 2003; Senior Vice President - Fixed
Age 42                                       Income, Ameriprise Financial, Inc., 2002-2006 and
                                             RiverSource Investments, LLC, 2004-2006; Managing Director,
                                             Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------------------------
Leslie L. Ogg            Vice President,     President of Board Services Corporation
901 S. Marquette Ave.    General Counsel,
Minneapolis, MN 55402    and Secretary
Age 68                   since 1978
------------------------------------------------------------------------------------------------------------
Edward S. Dryden*        Acting Chief        Chief Compliance Officer, Ameriprise Certificate Company since
1875 Ameriprise          Compliance          2006; Vice President - Asset Management Compliance, RiverSource
Financial Center         Officer             Investments, LLC since 2006; Chief Compliance Officer - Mason
Minneapolis, MN 55474    since 2006          Street Advisors, LLC, 2002-2006
Age 41
------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Anti-Money          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Laundering          Ameriprise Financial, Inc. since 2004; Manager
Financial Center         Officer             Anti-Money Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474    since 2004          Compliance Director and Bank Secrecy Act Officer,
Age 42                                       American Express Centurion Bank, 2000-2003
------------------------------------------------------------------------------------------------------------

* Beth E. Weimer resigned her position as Chief Compliance Officer for the RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments' commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective. The Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the Fund's assets and computing investment performance; and (iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.


------------------------------------------------------------------------------

38 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the Fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the Fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates.

The Board concluded that RiverSource Investments' overall costs and profitability were appropriate. The Board considered that the fees paid by the Fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 ANNUAL REPORT 39

RIVERSOURCE(SM) DISCIPLINED SMALL AND MID CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors,
                        Inc. and Ameriprise Financial Services, Inc., Members
RIVERSOURCE [LOGO](SM)  NASD, and managed by RiverSource Investments, LLC.
       INVESTMENTS      These companies are part of Ameriprise Financial, Inc.

                                                               S 6505 C (9/06)

  Annual Report

                                                       RIVERSOURCE [LOGO](SM)
                                                            INVESTMENTS

  RIVERSOURCE(SM)
  DISCIPLINED SMALL CAP VALUE FUND

------------------------------------------------------------------------------

  ANNUAL REPORT FOR
  THE PERIOD ENDED
  JULY 31, 2006

> RIVERSOURCE DISCIPLINED
  SMALL CAP VALUE FUND SEEKS
  TO PROVIDE SHAREHOLDERS
  WITH LONG-TERM CAPITAL GROWTH.

------------------------------------------------------------------------------

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot ..........................................................   3

Questions & Answers with Portfolio Management ..........................   5

Investments in Securities ..............................................   8

Financial Statements ...................................................  14

Notes to Financial Statements ..........................................  17

Report of Independent Registered Public Accounting Firm ................  31

Fund Expenses Example ..................................................  32

Board Members and Officers .............................................  34

Approval of Investment Management Services Agreement ...................  37

Proxy Voting ...........................................................  38


------------------------------------------------------------------------------

2  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
FUND SNAPSHOT AT JULY 31, 2006
------------------------------------------------------------------------------

FUND OVERVIEW

RiverSource Disciplined Small Cap Value Fund invests in small-cap stocks that are believed to be undervalued. The Fund's portfolio managers use computer-based quantitative models to objectively analyze and purchase small-cap value stocks that they believe are undervalued or have the potential for significant price appreciation at the time of investment. The team employs a proprietary risk management system in an effort to minimize volatility and maximize risk-adjusted returns.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Financials                            33.3%
Consumer Discretionary                15.6%
Industrials                           13.0%              [PIE CHART]
Information Technology                11.8%
Materials                              7.9%
Short-Term Securities                  4.7%
Other(1)                              13.7%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Consumer Staples 3.7%, Health Care 3.5%, Utilities 2.9%, Energy 2.3% and Telecommunication Services 1.3%.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

FirstMerit                             1.1%
Peoples Energy                         0.8
Lance                                  0.8
Whitney Holding                        0.8
FelCor Lodging Trust                   0.8
Community Trust Bancorp                0.8
American Home Mtge Investment          0.8
MasTec                                 0.8
Chemical Financial                     0.8
Susquehanna Bancshares                 0.8

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  3

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH
                    LARGE
                    MEDIUM  SIZE
  X                 SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                                            13
Jonathan Calvert, CFA                                                14
Gina Mourtzinou, Ph.D.                                               10

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                 TICKER SYMBOL                 INCEPTION DATE
Class A                                 --                           2/16/06
Class B                                 --                           2/16/06
Class C                                 --                           2/16/06
Class I                                 --                           2/16/06
Class Y                                 --                           2/16/06

Total net assets                                               $14.8 million

Number of holdings                                                       251


------------------------------------------------------------------------------

4  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Disciplined Small Cap Value Fund began operations on Feb. 16, 2006. Below, the portfolio management team discusses RiverSource Disciplined Small Cap Value Fund's positioning and results for the period since the Fund's inception on Feb. 16, 2006 through July 31, 2006.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund's underperformance resulted from the performance of the three quantitative investment models -- momentum, value and quality -- we employ in selecting stocks for the Fund's portfolio.

            The momentum model identifies stocks that we believe will experience improving investor sentiment during the next six to nine months.

            The value models uses a proprietary earnings estimate and selects stocks with low price-to-predicted-earnings ratios.

            The quality model selects companies that we feel possess strong and stable fundamentals, adjusted for value.

      Under the Fund's investment process, the three models choose the small-cap value stocks for the portfolio. We then weight the models and determine the exposure to sectors and industries. During the reporting period, all three quantitative models underperformed the Russell Index. While the Fund may experience underperformance in the short term, our research has established that the style diversification provided by the three very different quantitative models is a significant investment advantage, which may lead to long-term overperformance.

      In managing risk associated with small-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to reduce the expected risk of the portfolio and to avoid large deviations from the Russell Index.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  5

QUESTIONS & ANSWERS

      During the period, the Fund had greater-than-Russell Index positions in consumer discretionary, materials, financials and health care. The Fund had less exposure than the Russell Index to information technology, utilities, energy, industrials and telecommunication services. Overall, sector allocation had a rather neutral effect on the Fund's performance since its inception through July 31.

      Because of our investment process, most of the Fund's underperformance resulted from stock selection. While stock selection in the materials and energy sectors helped, it was not enough to offset the detracting effects of stock selection in financials, information technology, health care and industrials. Among individual holdings, stocks that detracted from the Fund's results included homebuilder Beazer Homes USA, incentive program provider Rewards Network, commercial bank W Holding, financial commercial services company Deluxe, and diversified financial holdings company Doral Financial.

------------------------------------------------------------------------------
      BECAUSE OF OUR INVESTMENT PROCESS, MOST OF THE FUND'S UNDERPERFORMANCE RESULTED FROM STOCK SELECTION.
------------------------------------------------------------------------------

      On the positive side, those stocks that contributed to the Fund's return included specialty chemicals manufacturers OM Group and NewMarket Group, non-ferrous metals supplier Titanium Metals, mortgage real estate investment trust IMPAC Mortgage Holdings, and retail automobile dealer Group 1 Automotive.


------------------------------------------------------------------------------

6  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund's portfolio during the period?

A: Given the Fund's inception in February of this year, it was not a matter of making changes during the reporting period but rather of building the portfolio using our three quantitative models to select stocks for the portfolio. Because diversification is an effective element of risk management, the Fund is a diversified portfolio that will typically contain between 200 and 250 holdings. Any changes in the portfolio's sector allocation during the period were modest and were the direct result of stock selection.

Q:    How do you intend to manage the Fund in the coming months?

A: We believe our use of multiple investment disciplines serves the Fund well in all investment environments and the portfolio is well-positioned for any potential market condition.

      Whether there is a surge in small-cap stocks or a downturn, the combination of models should help us deliver value relative to the Russell Index over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to controlling risk in the portfolio. We believe this combination of style diversification and rigorous risk control will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  7

INVESTMENTS IN SECURITIES

JULY 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (95.4%)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Ladish                                               1,354(b)      $    46,036
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                          1,893              60,746
------------------------------------------------------------------------------

AUTO COMPONENTS (2.0%)
American Axle &
 Mfg Holdings                                        2,683              43,948
ArvinMeritor                                         2,883              47,454
BorgWarner                                           1,031              61,860
Cooper Tire & Rubber                                 2,596              25,934
Lear                                                 2,824              63,738
Shiloh Inds                                          1,934(b)           33,303
Superior Inds Intl                                   1,095              19,940
                                                                   -----------
Total                                                                  296,177
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Arena Pharmaceuticals                                3,433(b)           35,532
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Ameron Intl                                            751              42,304
USG                                                  2,168(b)          100,508
                                                                   -----------
Total                                                                  142,812
------------------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
American Capital Strategies                          1,546              54,110
Janus Capital Group                                  3,047              49,331
Knight Capital Group Cl A                            2,680(b)           44,327
LaBranche & Co                                       5,179(b)           51,169
Piper Jaffray Companies                              1,465(b)           74,993
SWS Group                                            1,902              49,585
                                                                   -----------
Total                                                                  323,515
------------------------------------------------------------------------------

CHEMICALS (2.8%)
Airgas                                                 986              35,743
Ashland                                              1,242              82,605
Innospec                                             1,423(c)           35,105
OM Group                                             2,963(b)          104,061
Sensient Technologies                                4,722              94,157
Spartech                                               952              21,972
WR Grace & Co                                        4,263(b)           39,049
                                                                   -----------
Total                                                                  412,692
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
COMMERCIAL BANKS (9.5%)
BancorpSouth                                         3,091         $    84,539
Chemical Financial                                   3,741             114,512
Chittenden                                           3,834             108,195
Citizens Banking                                     4,040             102,576
City Natl                                              721              48,098
Commerce Bancshares                                  1,006              51,185
Community Trust Bancorp                              3,168             116,582
First BanCorp                                        9,971(c)           94,625
First Horizon Natl                                   1,241              51,998
First Indiana                                        2,778              69,644
FirstMerit                                           7,452             163,348
Hancock Holding                                        756              39,010
Sesquehanna Bancshares                               4,708             113,839
TCF Financial                                          998              26,856
Trustmark                                            2,437              77,277
Whitney Holding                                      3,335             120,360
                                                                   -----------
Total                                                                1,382,644
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.3%)
Banta                                                2,061              72,815
CBIZ                                                 8,113(b)           59,874
Deluxe                                               5,168              87,856
IKON Office Solutions                                3,252              44,910
Layne Christensen                                    2,251(b)           65,369
Sitel                                                7,084(b)           22,740
Spherion                                             3,878(b)           29,473
Viad                                                 3,215             104,423
                                                                   -----------
Total                                                                  487,460
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.4%)
Anaren                                               5,817(b)          103,950
Black Box                                              877              36,053
MasTec                                               8,813(b)          115,186
MRV Communications                                  10,049(b)           23,917
Oplink Communications                                5,401(b)           80,475
                                                                   -----------
Total                                                                  359,581
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

8  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                              3,931(b)      $    17,296
Brocade Communications
 Systems                                             4,578(b)           28,658
Neoware                                              2,758(b)           34,145
Palm                                                 1,758(b)           26,212
                                                                   -----------
Total                                                                  106,311
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.6%)
Comfort Systems USA                                  4,699              64,706
EMCOR Group                                          1,072(b)           55,229
Granite Construction                                   627              27,268
Insituform Technologies
 Cl A                                                1,452(b)           31,291
Perini                                               2,357(b)           53,315
                                                                   -----------
Total                                                                  231,809
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
U.S. Concrete                                        9,511(b)           82,841
------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
AmeriCredit                                          1,043(b)           25,647
Cash America Intl                                    2,489              85,249
Rewards Network                                      9,052(b)           40,734
                                                                   -----------
Total                                                                  151,630
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Atlantic Tele-Network                                1,816              33,741
Cogent Communications
 Group                                               3,633(b)           32,588
Time Warner Telecom Cl A                             3,639(b)           60,954
                                                                   -----------
Total                                                                  127,283
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Allete                                                 585              27,156
Duquesne Light Holdings                              4,288              83,487
Great Plains Energy                                  1,476              43,291
Northeast Utilities                                  1,170              26,208
                                                                   -----------
Total                                                                  180,142
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
AO Smith                                             1,162              49,803
General Cable                                        1,754(b,d)         62,618
Regal-Beloit                                         2,175              86,456
                                                                   -----------
Total                                                                  198,877
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Aeroflex                                             2,692(b)      $    27,297
Rofin-Sinar Technologies                               671(b)           36,120
SYNNEX                                               4,474(b)           92,074
Technitrol                                           3,693              91,513
TTM Technologies                                     2,138(b)           23,604
Viisage Technology                                   2,314(b)           40,078
                                                                   -----------
Total                                                                  310,686
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Maverick Tube                                          808(b)           51,542
NS Group                                               743(b)           37,581
                                                                   -----------
Total                                                                   89,123
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Ruddick                                              3,235              79,193
SUPERVALU                                            2,441              66,176
Weis Markets                                         1,005              39,838
                                                                   -----------
Total                                                                  185,207
------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Lancaster Colony                                     1,715              65,719
Lance                                                5,109             121,747
Pilgrim's Pride                                      1,241              31,720
Smithfield Foods                                     1,696(b)           48,251
                                                                   -----------
Total                                                                  267,437
------------------------------------------------------------------------------

GAS UTILITIES (1.0%)
Nicor                                                  727              31,857
Peoples Energy                                       2,908             122,747
                                                                   -----------
Total                                                                  154,604
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hillenbrand Inds                                     1,015              50,405
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Emeritus                                             1,374(b)           25,955
Molina Healthcare                                    3,184(b)          105,517
Odyssey HealthCare                                   2,081(b)           37,479
                                                                   -----------
Total                                                                  168,951
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Bally Total Fitness Holding                         17,441(b)          100,285
Bob Evans Farms                                      1,229              33,847
Papa John's Intl                                     1,594(b,d)         51,231
Ryan's Restaurant Group                              2,180(b)           34,357
Six Flags                                            3,942(b)           20,814
                                                                   -----------
Total                                                                  240,534
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  9

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
HOUSEHOLD DURABLES (3.8%)
Beazer Homes USA                                     2,011         $    83,840
Blyth                                                1,775              31,009
Ethan Allen Interiors                                1,289(d)           48,105
Furniture Brands Intl                                1,887              37,853
Hovnanian Enterprises Cl A                           1,432(b)           39,222
La-Z-Boy                                             2,083              26,558
M/I Homes                                              734              23,649
MDC Holdings                                         1,314              57,330
Ryland Group                                           866              35,376
Standard-Pacific                                     1,829              40,842
Technical Olympic USA                                3,106              37,086
Toll Brothers                                        3,171(b)           81,083
WCI Communities                                      1,464(b)           22,999
                                                                   -----------
Total                                                                  564,952
------------------------------------------------------------------------------

INSURANCE (7.7%)
Alfa                                                 2,791              45,996
AmerUs Group                                         1,251              83,930
Argonaut Group                                       1,292(b)           37,675
CNA Surety                                           1,120(b)           20,440
Commerce Group                                       2,696              81,446
EMC Insurance Group                                  3,767             110,071
FBL Financial Group Cl A                               528              16,722
Harleysville Group                                     733              23,258
LandAmerica Financial
 Group                                                 802              51,192
Mercury General                                        979              54,021
Natl Western Life
 Insurance Cl A                                        152              34,960
Old Republic Intl                                    4,000              85,080
Presidential Life                                    3,482              84,055
Protective Life                                      1,462              67,705
Reinsurance Group
 of America                                          1,233              61,120
Safety Insurance Group                                 752              39,901
SCPIE Holdings                                       1,500(b)           34,350
StanCorp Financial Group                             1,602              69,030
Stewart Information
 Services                                              821              28,226
Transatlantic Holdings                               1,435              84,235
United Fire & Casualty                                 672              20,066
                                                                   -----------
Total                                                                1,133,479
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
INTERNET SOFTWARE & SERVICES (0.3%)
SonicWALL                                            4,176(b)      $    41,760
------------------------------------------------------------------------------

IT SERVICES (2.3%)
Convergys                                            4,556(b)           86,928
iGATE                                                4,775(b)           19,721
Lightbridge                                          8,758(b)          101,155
MPS Group                                            1,891(b)           24,564
Sabre Holdings Cl A                                  1,403              29,042
StarTek                                              6,371              84,798
                                                                   -----------
Total                                                                  346,208
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Callaway Golf                                        1,342              16,976
JAKKS Pacific                                        1,790(b)           29,517
                                                                   -----------
Total                                                                   46,493
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Albany Molecular Research                            3,210(b)           28,890
Molecular Devices                                    1,021(b)           23,575
                                                                   -----------
Total                                                                   52,465
------------------------------------------------------------------------------

MACHINERY (2.6%)
Ampco-Pittsburgh                                     1,049              33,064
Cascade                                              1,491              55,167
Flowserve                                            1,033(b)           53,509
Mueller Inds                                           960              35,270
Nordson                                                716              32,578
SPX                                                    489              26,724
Tennant                                              1,036              24,626
Trinity Inds                                         1,468              49,061
Valmont Inds                                         1,492              75,869
                                                                   -----------
Total                                                                  385,868
------------------------------------------------------------------------------

METALS & MINING (4.2%)
AM Castle & Co                                       1,822              60,272
Century Aluminum                                     1,748(b)           53,961
Commercial Metals                                    2,773              62,919
Metal Management                                     3,710             105,661
Olympic Steel                                        2,919             102,661
Oregon Steel Mills                                     830(b)           38,379
Reliance Steel & Aluminum                            1,782              63,885
Ryerson                                              2,206              59,672
Stillwater Mining                                    4,488(b,d)         52,330
Wheeling-Pittsburgh                                  1,072(b)           23,756
                                                                   -----------
Total                                                                  623,496
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

10  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
MULTILINE RETAIL (0.9%)
Conn's                                               1,343(b)      $    34,542
Dollar Tree Stores                                   1,965(b)           52,269
Family Dollar Stores                                 1,740              39,533
                                                                   -----------
Total                                                                  126,344
------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
CenterPoint Energy                                   2,377              32,660
CMS Energy                                           1,745(b)           24,447
TECO Energy                                          1,803              28,740
                                                                   -----------
Total                                                                   85,847
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Edge Petroleum                                       1,304(b)           27,632
Giant Inds                                             505(b)           36,062
Houston Exploration                                    468(b)           29,886
Stone Energy                                         2,105(b)           98,409
Swift Energy                                         1,276(b)           61,248
                                                                   -----------
Total                                                                  253,237
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Schweitzer-Mauduit Intl                              2,094              42,362
------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Alpharma Cl A                                        1,184              26,735
King Pharmaceuticals                                 6,441(b)          109,626
New River Pharmaceuticals                            2,657(b)           64,937
                                                                   -----------
Total                                                                  201,298
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.1%)
American Home Mtge
 Investment                                          3,321             115,968
Annaly Capital
 Management                                          6,522              83,547
Anthracite Capital                                   8,647             106,099
Anworth Mtge Asset                                   9,310              73,456
FelCor Lodging Trust                                 5,405             118,909
IMPAC Mtge Holdings                                  9,844             106,020
iStar Financial                                        981              39,005
MFA Mtge Investments                                13,901              95,361
New Century Financial                                1,775              77,497
RAIT Investment Trust                                3,805             107,567
Redwood Trust                                        2,341             111,385
Saxon Capital                                        7,750              87,653
Thornburg Mtge                                       3,098              79,309
                                                                   -----------
Total                                                                1,201,776
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
ROAD & RAIL (2.0%)
Amerco                                                 409(b)      $    36,074
Arkansas Best                                        1,161              51,583
Marten Transport                                     1,820(b)           28,246
P.A.M. Transportation
 Services                                              889(b)           25,301
Saia                                                   886(b)           24,976
U.S. Xpress Enterprises
 Cl A                                                1,317(b)           30,633
Werner Enterprises                                   1,522              27,396
YRC Worldwide                                        1,678(b)           66,752
                                                                   -----------
Total                                                                  290,961
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Conexant Systems                                    11,720(b)           20,979
Rambus                                               1,549(b)           27,309
Standard Microsystems                                1,514(b)           40,242
Zoran                                                3,170(b)           50,878
                                                                   -----------
Total                                                                  139,408
------------------------------------------------------------------------------

SOFTWARE (3.0%)
Actuate                                             16,335(b)           66,157
Aspen Technology                                     8,758(b)          105,884
Intergraph                                           2,196(b)           78,024
Macrovision                                          5,424(b)          106,419
NetScout Systems                                     6,813(b)           43,808
Reynolds & Reynolds Cl A                             1,047              37,053
                                                                   -----------
Total                                                                  437,345
------------------------------------------------------------------------------

SPECIALTY RETAIL (4.2%)
AutoNation                                           4,348(b)           85,655
Borders Group                                        2,762              52,506
Charming Shoppes                                     1,564(b)           16,125
Foot Locker                                          2,411              65,507
Group 1 Automotive                                   1,409              86,399
Lithia Motors Cl A                                     624              17,584
Pantry                                                 737(b)           36,327
Pier 1 Imports                                       3,766              25,609
RadioShack                                           2,616              42,301
Rent-A-Center                                        2,713(b)           73,061
Sonic Automotive                                     1,444              33,212
Talbots                                              1,758              36,268
Zale                                                 1,796(b)           45,996
                                                                   -----------
Total                                                                  616,550
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (2.9%)
Brown Shoe                                             921         $    29,822
Columbia Sportswear                                  1,205(b)           59,913
Deckers Outdoor                                      1,059(b)           45,156
Jones Apparel Group                                  2,646              78,321
Kellwood                                             1,018              26,926
Liz Claiborne                                        2,208              78,053
Skechers USA Cl A                                    4,844(b)          105,647
                                                                   -----------
Total                                                                  423,838
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (4.9%)
Accredited Home Lenders
 Holding                                             1,482(b)           67,179
Astoria Financial                                      822              24,455
Citizens First Bancorp                               2,220              53,902
City Bank Lynnwood                                   1,092              57,636
Doral Financial                                     13,361(c)           68,408
Federal Agricultural Mtge
 Cl C                                                1,398              37,508
Flagstar Bancorp                                     6,414              93,387
Fremont General                                      1,553              27,566
IndyMac Bancorp                                        675              28,519
PMI Group                                            1,813              76,980
Triad Guaranty                                       1,784(b)           88,985
W Holding                                           14,110(c)           74,360
Washington Federal                                   1,323              29,596
                                                                   -----------
Total                                                                  728,481
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES            VALUE(a)
TOBACCO (0.7%)
Universal                                            2,776         $    98,048
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Kaman                                                1,560              28,626
United Rentals                                       1,470(b)           41,042
                                                                   -----------
Total                                                                   69,668
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
@Road                                               15,854(b)           69,282
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $14,932,449)                                                $14,072,201
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.7%)
------------------------------------------------------------------------------

ISSUER                           EFFECTIVE         AMOUNT             VALUE(a)
                                   YIELD         PAYABLE AT
                                                  MATURITY
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 08-01-06                          4.98%          $700,000         $   699,903
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $700,000)                                                   $   699,903
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,632,449)(e)                                             $14,772,104
==============================================================================


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

12  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 1.8% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                               Contracts
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS

      Russell Mini, Sept. 2006                                               8

(e) At July 31, 2006, the cost of securities for federal income tax purposes was $15,633,651 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $   537,573
      Unrealized depreciation                                      (1,399,120)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                 $  (861,547)
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  13

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)
  (identified cost $15,632,449)                                                                         $14,772,104
Cash in bank on demand deposit                                                                               32,512
Dividends and accrued interest receivable                                                                     7,528
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             14,812,144
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Accrued investment management services fee                                                                    1,025
Accrued distribution fee                                                                                        253
Accrued transfer agency fee                                                                                      28
Accrued administrative services fee                                                                              97
Other accrued expenses                                                                                       54,625
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            56,028
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                      $14,756,116
===================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                                $    15,103
Additional paid-in capital                                                                               15,206,847
Undistributed net investment income                                                                          46,733
Accumulated net realized gain (loss)                                                                        336,000
Unrealized appreciation (depreciation) on investments (Note 5)                                             (848,567)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                $14,756,116
===================================================================================================================
Net assets applicable to outstanding shares:                 Class A                                    $11,292,945
                                                             Class B                                    $   232,254
                                                             Class C                                    $    28,867
                                                             Class I                                    $ 3,192,276
                                                             Class Y                                    $     9,774
Net asset value per share of outstanding capital stock:      Class A shares              1,156,138      $      9.77
                                                             Class B shares                 23,871      $      9.73
                                                             Class C shares                  2,966      $      9.73
                                                             Class I shares                326,326      $      9.78
                                                             Class Y shares                  1,000      $      9.77
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

14  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM FEB. 16, 2006* TO JULY 31, 2006

INVESTMENT INCOME
Income:
Dividends                                                                                 $   104,422
Interest                                                                                        6,794
  Less foreign taxes withheld                                                                    (232)
-----------------------------------------------------------------------------------------------------
Total income                                                                                  110,984
-----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                             49,035
Distribution fee
  Class A                                                                                      12,475
  Class B                                                                                         758
  Class C                                                                                          90
Transfer agency fee                                                                               752
Incremental transfer agency fee
  Class A                                                                                          64
  Class B                                                                                          26
  Class C                                                                                           3
Service fee -- Class Y                                                                              5
Administrative services fees and expenses                                                       4,615
Custodian fees                                                                                 19,800
Printing and postage                                                                           18,150
Registration fees                                                                              57,095
Audit fees                                                                                     20,000
Other                                                                                           4,156
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                187,024
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)           (107,663)
-----------------------------------------------------------------------------------------------------
                                                                                               79,361
  Earnings and bank fee credits on cash balances (Note 2)                                      (1,854)
-----------------------------------------------------------------------------------------------------
Total net expenses                                                                             77,507
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                33,477
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                                              286,146
  Futures contracts                                                                            48,259
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       334,405
Net change in unrealized appreciation (depreciation) on investments                        (1,059,500)
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               (725,095)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           $  (691,618)
=====================================================================================================

*     When shares became publicly available.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  15

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM FEB. 16, 2006* TO JULY 31, 2006

OPERATIONS
Investment income (loss) -- net                                        $    33,477
Net realized gain (loss) on investments                                    334,405
Net change in unrealized appreciation (depreciation) on investments     (1,059,500)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (691,618)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                1,781,018
  Class B shares                                                           262,415
  Class C shares                                                            20,800
  Class I shares                                                         3,314,962
Payments for redemptions
  Class A shares                                                          (134,265)
  Class B shares (Note 2)                                                  (26,868)
  Class I shares                                                              (125)
----------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        5,217,937
----------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  4,526,319
Net assets at beginning of period (Note 1)                              10,229,797**
----------------------------------------------------------------------------------
Net assets at end of period                                            $14,756,116
==================================================================================
Undistributed net investment income                                    $    46,733
----------------------------------------------------------------------------------

*     When shares became publicly available.

** Initial capital of $10,010,640 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $219,157 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment. On Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $10,010,640* in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 2,064** shares for Class I and 1,000 shares for Class Y), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Feb. 16, 2006.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 21.63% of the Fund's net assets.

At July 31, 2006, Ameriprise Financial and the affiliated funds-of-funds owned approximately 88% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

*     Includes $10,640 invested by the RiverSource Income Builder Funds.

**    Includes 1,064 shares purchased by the RiverSource Income Builder Funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  17

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.


------------------------------------------------------------------------------

18  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  19

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $5,033 and accumulated net realized gain has been increased by $1,594 resulting in a net reclassification adjustment to decrease paid-in capital by $6,627.


------------------------------------------------------------------------------

20  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

The tax character of distributions paid for the period indicated is as follows:

FOR THE PERIOD FROM FEB. 16, 2006* TO JULY 31, 2006
------------------------------------------------------------------------------

CLASS A
Distributions paid from:
      Ordinary income ..................................................   $--
      Long-term capital gain. ..........................................    --

CLASS B
Distributions paid from:
      Ordinary income ..................................................    --
      Long-term capital gain ...........................................    --

CLASS C
Distributions paid from:
      Ordinary income ..................................................    --
      Long-term capital gain ...........................................    --

CLASS I
Distributions paid from:
      Ordinary income ..................................................    --
      Long-term capital gain ...........................................    --

CLASS Y
Distributions paid from:
      Ordinary income ..................................................    --
      Long-term capital gain ...........................................    --

*     When shares became publicly available.

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...................................   $ 358,737
Accumulated long-term gain (loss) ...............................   $  36,976
Unrealized appreciation (depreciation) ..........................   $(861,547)

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  21

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.85% to 0.725% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50


------------------------------------------------------------------------------

22  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $6,194 for Class A and $110 for Class B for the period ended July 31, 2006.

For the period ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.40% for Class A, 2.18% for Class B, 2.18% for Class C, 1.13% for Class I and 1.25% for Class Y. Of these waived fees and expenses, the management fees waived for at the Fund level were $107,663. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses, before giving effect to any performance incentive adjustments, will not exceed 1.48% for Class A, 2.25% for Class B, 2.25% for Class C, 1.13% for Class I and 1.31% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $1,854 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $9,690,337 and $4,913,961, respectively, for the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  23

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Feb. 16, 2006* to July 31, 2006 are as follows:

                            CLASS A      CLASS B     CLASS C     CLASS I     CLASS Y
------------------------------------------------------------------------------------
Sold                        173,455      25,661       1,966      324,274          --
Issued for reinvested
 distributions                   --          --          --           --          --
Redeemed                    (13,317)     (2,790)         --          (12)         --
------------------------------------------------------------------------------------
Net increase (decrease)     160,138      22,871       1,966      324,262          --
------------------------------------------------------------------------------------

*     When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, investments in securities included securities valued at $61,625 that were pledged as collateral to cover initial margin deposits on 8 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $563,680 with a net unrealized gain of $11,778. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2006.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity


------------------------------------------------------------------------------

24 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  25

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006(b)
Net asset value, beginning of period                                 $10.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02
Net gains (losses) (both realized and unrealized)                      (.47)
--------------------------------------------------------------------------------
Total from investment operations                                       (.45)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   11
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.40%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .55%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                40%
--------------------------------------------------------------------------------
Total return(f)                                                       (4.40%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affililates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 3.27% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

26  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

CLASS B

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006(b)
Net asset value, beginning of period                                 $10.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                      (.49)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   2.18%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.17%)(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                40%
--------------------------------------------------------------------------------
Total return(f)                                                       (4.79%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affililates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 4.05% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  27

CLASS C

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006(b)
Net asset value, beginning of period                                 $10.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized and unrealized)                      (.49)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   2.18%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.22%)(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                40%
--------------------------------------------------------------------------------
Total return(f)                                                       (4.79%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affililates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 4.05% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

28  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

CLASS I

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006(b)
Net asset value, beginning of period                                 $10.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .03
Net gains (losses) (both realized and unrealized)                      (.47)
--------------------------------------------------------------------------------
Total from investment operations                                       (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.78
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    3
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.13%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .91%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                40%
--------------------------------------------------------------------------------
Total return(f)                                                       (4.31%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affililates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 3.00% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  29

CLASS Y

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006(b)
Net asset value, beginning of period                                 $10.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02
Net gains (losses) (both realized and unrealized)                      (.47)
--------------------------------------------------------------------------------
Total from investment operations                                       (.45)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.25%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .69%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                40%
--------------------------------------------------------------------------------
Total return(f)                                                       (4.40%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affililates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 3.12% for the period ended July 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

------------------------------------------------------------------------------

30  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE DIMENSIONS SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Disciplined Small Cap Value Fund (a series of RiverSource Dimensions Series, Inc.) as of July 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the period from February 16, 2006 (when shares became publicly available) to July 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Disciplined Small Cap Value Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

September 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  31

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

32  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

                                     BEGINNING        ENDING           EXPENSES
                                   ACCOUNT VALUE   ACCOUNT VALUE      PAID DURING     ANNUALIZED
                                    FEB. 1, 2006   JULY 31, 2006     THE PERIOD(a)   EXPENSE RATIO
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(b)                               N/A              N/A             N/A             N/A
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)          $1,000        $1,017.85          $ 7.00            1.40%
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(b)                               N/A              N/A             N/A             N/A
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)          $1,000        $1,013.98          $10.89            2.18%
--------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------
  Actual(b)                               N/A              N/A             N/A             N/A
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)          $1,000        $1,013.98          $10.89            2.18%
--------------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------------
  Actual(b)                               N/A              N/A             N/A             N/A
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)          $1,000        $1,019.19          $ 5.66            1.13%
--------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------
  Actual(b)                               N/A              N/A             N/A             N/A
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)          $1,000        $1,018.60          $ 6.26            1.25%
--------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is Feb. 16, 2006.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  33

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND          PRINCIPAL OCCUPATION                     OTHER
AGE                          LENGTH OF SERVICE      DURING PAST FIVE YEARS                   DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member           Chief Justice, Minnesota Supreme
901 S. Marquette Ave.        since 2006             Court, 1998-2005
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member           Chair, Board Services Corporation
901 S. Marquette Ave.        since 1999             (provides administrative services
Minneapolis, MN 55402                               to boards); former Governor
Age 71                                              of Minnesota
-------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member           Trustee Professor of Economics and
901 S. Marquette Ave.        since 2004             Management, Bentley College;
Minneapolis, MN 55402                               former Dean, McCallum Graduate
Age 55                                              School of Business, Bentley College
-------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member           Attorney and Consultant
901 S. Marquette Ave.        since 1985
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind              Board member           Former Managing Director,                American Progressive
901 S. Marquette Ave.        since 2005             Shikiar Asset Management                 Insurance
Minneapolis, MN 55402
Age 70
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member           President Emeritus and                   Valmont Industries, Inc.
901 S. Marquette Ave.        since 2002             Professor of Economics,                  (manufactures irrigation
Minneapolis, MN 55402                               Carleton College                         systems)
Age 67
-------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

34  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND          PRINCIPAL OCCUPATION                      OTHER
AGE                          LENGTH OF SERVICE      DURING PAST FIVE YEARS                    DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member           Director, Enterprise Asset                Strategic Distribution,
901 S. Marquette Ave.        since 2004             Management, Inc. (private real            Inc. (transportation,
Minneapolis, MN 55402                               estate and asset management               distribution and logistics
Age 54                                              company)                                  consultants)
-------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor               Board member           President and Chief Executive
901 S. Marquette Ave.        since 2006             Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                               Insurance Company, Inc. since 1999
Age 53
-------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member           Chief Executive Officer, RiboNovix,       Hybridon, Inc.
901 S. Marquette Ave.        since 2002             Inc. since 2003 (biotechnology);          (biotechnology);
Minneapolis, MN 55402                               former President, Forester Biotech        American Healthways,
Age 62                                                                                        Inc. (health management
                                                                                              programs)
-------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND          PRINCIPAL OCCUPATION                      OTHER
AGE                          LENGTH OF SERVICE      DURING PAST FIVE YEARS                    DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
William F. Truscott**        Board member           President, Ameriprise Certificate
53600 Ameriprise             since 2001,            Company since 2006; President -
Financial Center             Vice President         U.S. Asset Management and Chief
Minneapolis, MN 55474        since 2002,            Investment Officer, Ameriprise
Age 46                       Acting President       Financial, Inc. and President,
                             since 2006             Chairman of the Board and Chief
                                                    Investment Officer, RiverSource
                                                    Investments, LLC since 2005; Senior
                                                    Vice President - Chief Investment
                                                    Officer, Ameriprise Financial, Inc. and
                                                    Chairman of the Board and Chief
                                                    Investment Officer, RiverSource
                                                    Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  35

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the Fund's other officers are:

FUND OFFICERS

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND            PRINCIPAL OCCUPATION
AGE                            LENGTH OF SERVICE        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                 Treasurer                Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise                 since 2002               Inc., since 2002; Vice President - Finance, American Express
Financial Center                                        Company, 2000-2002
Minneapolis, MN 55474
Age 51
-------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley             Vice President           Executive Vice President - Equity and Fixed Income,
172 Ameriprise                 since 2004               Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                        since 2006; Vice President - Investments, Ameriprise
Minneapolis, MN 55474                                   Certificate Company since 2003; Senior Vice President - Fixed
Age 42                                                  Income, Ameriprise Financial, Inc., 2002-2006 and
                                                        RiverSource Investments, LLC, 2004-2006; Managing Director,
                                                        Zurich Global Assets, 2001-2002
-------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                  Vice President,          President of Board Services Corporation
901 S. Marquette Ave.          General Counsel,
Minneapolis, MN 55402          and Secretary
Age 68                         since 1978
-------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*              Acting Chief             Chief Compliance Officer, Ameriprise Certificate Company since
1875 Ameriprise                Compliance Officer       2006; Vice President - Asset Management Compliance,
Financial Center               since 2006               RiverSource Investments, LLC since 2006; Chief Compliance
Minneapolis, MN 55474                                   Officer - Mason Street Advisors, LLC, 2002-2006
Age 41
-------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                 Anti-Money               Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise                Laundering Officer       Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center               since 2004               Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                                   Compliance Director and Bank Secrecy Act Officer,
Age 42                                                  American Express Centurion Bank, 2000-2003
-------------------------------------------------------------------------------------------------------------------------

* Beth E. Weimer resigned her position as Chief Compliance Officer for the RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

36  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments' commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps to achieve this pricing objective. The Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the Fund's assets and computing investment performance; and (iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT  37

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the Fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the Fund are principally attributable to the additional services required to manage a regulated mutual fund such as the Fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the Fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

38  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND - 2006 ANNUAL REPORT

RIVERSOURCE(SM) DISCIPLINED SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
RIVERSOURCE [LOGO](SM)  funds are distributed by RiverSource Distributors,
     INVESTMENTS        Inc. and Ameriprise Financial Services, Inc., Members
                        NASD, and managed by RiverSource Investments, LLC.
                        These companies are part of Ameriprise Financial, Inc.

                                                               S-6397 C (9/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended July 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Dimensions Series, Inc. were as follows:

                  2006 - $25,000;                       2005 - $12,000

(b) Audit - Related Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Dimensions Series, Inc. were as follows:

                  2006 - $4;                            2005 - $2,781

(c) Tax Fees. The fees paid for the years ended July 31, to KPMG LLP for tax compliance related services for RiverSource Dimensions Series, Inc. were as follows:

                  2006 - $3,657                         2005 - $4,339

(d) All Other Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection to proxy filing for RiverSource Dimensions Series, Inc. were as follows:

                  2006 - $10;                           2005 - $3,803


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended July 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $33,167;                       2005 - $133,592

         The fees paid for the years ended July 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $29,500;                       2005 - $125,450

(h) 100% of the services performed in item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 8/1/04 - 7/31/05
 2006 represents bills paid 8/1/05 - 7/31/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Dimensions Series, Inc.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer


Date                          October 4, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer


Date                          October 4, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 4, 2006